Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2021	2020

Computer and office equipment	$36,194	$27,307
Less accumulated depreciation	(28,801)	(18,804)
Computer and office equipment, net	$7,393	$8,503